Related Party Transactions (Details)	Dec. 20, 2024 USD ($)	Dec. 20, 2024 HKD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	May 10, 2024 USD ($)	May 10, 2024 CNY (¥)	Nov. 05, 2023 USD ($)
Related Party Transactions [Line Items]
Term of long-term loan					3 years	3 years
Long term loan					$ 1,301,495	¥ 9,500,000
Repaid in advance			$ 1,164,495	¥ 8,500,000
Mr. Wenquan Zhu [Member]
Related Party Transactions [Line Items]
Loan	$ 600,000
Term of long-term loan	1 year	1 year			3 years	3 years	3 years
Long term loan	$ 516,650	$ 4,013,184			$ 1,780,993	¥ 13,000,000
Interest rate	12.00%	12.00%			6.20%	6.20%
Unsecured loan							$ 630,000